Post-employment benefit plans (Tables)	6 Months Ended
Jun. 30, 2023
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
DB pension	(32)	(49)	(64)	(97)
DC pension	(29)	(26)	(68)	(64)
Less:
Capitalized benefit plans cost	13	16	26	33
Total post-employment benefit plans service cost	(48)	(59)	(106)	(128)

Components of post-employment benefit plans financing cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING INCOME

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2023	2022	2023	2022
DB pension	37	16	74	42
OPEBs	(10)	(9)	(20)	(17)
Total net return on post-employment benefit plans	27	7	54	25